Income Taxes - Tax expense (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
The tax expense comprises:
Current Tax	$ 76,775	¥ 500,952	¥ 15,018,507	¥ 163,676,039
Deferred Tax	45,298	295,572	37,926,132	(33,820,672)
Total	$ 122,073	¥ 796,524	¥ 52,944,639	¥ 129,855,367